Other assets	12 Months Ended
Sep. 30, 2018
Other assets
Other assets

Note 27. Other assets

	Consolidated		Parent Entity
$m	2018	2017	2018	2017
Accrued interest receivable	1,276	1,193	1,103	1,029
Securities sold not delivered	1,264	1,408	1,264	1,388
Deferred acquisition costs	71	86	-	1
Trade debtors	1,056	810	514	358
Prepayments	208	220	165	182
Accrued fees and commissions	129	149	60	64
Other	1,131	1,496	882	1,296

Total other assets	5,135	5,362	3,988	4,318